Debt - Schedule of Debt (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total lines of credit	$ 1,133,652	$ 1,500,953	$ 456,995
Total long-term debt	5,613,869	7,930,477
Noncurrent portion of long-term debt - related parties	1,291,013	1,403,756	1,595,669
Senior Convertible Notes Payable [Member]
Debt issuance costs	(10,000,762)	(280,511)	(366,666)
Senior convertible notes payable	11,422,271	1,428,161	1,428,161
Convertible notes payable		591,104
Total long-term senior convertible notes payable	1,421,509	1,738,754	1,061,495
Less: current portion of long-term notes payable	1,421,509	(577,260)
Noncurrent portion of long-term convertible notes payable		1,161,494	1,061,495
Notes Payable [Member]
Debt issuance costs		(34,997)	(212,848)
Notes payable		1,932,088	1,621,015
Total long-term debt		1,897,091	1,408,167
Less: current portion of long-term debt	(437,374)	(1,301,212)	(1,365,675)
Noncurrent portion of long-term debt		595,879	42,492
Notes Payable - Related Parties [Member]
Debt issuance costs		(33,833)	(1,686,352)
Notes payable	2,167,514	2,827,512	3,282,021
Total notes payable - related parties:	2,167,514	2,793,679	1,595,669
Less: current portion of long-term debt - related parties	(1,263,755)	(1,389,922)
Noncurrent portion of long-term debt - related parties	903,759	1,403,757	1,595,669
Line of Credit [Member]
Lines of credit	1,133,652	1,133,652
Receivable financing		367,301
Debt issuance costs			(15,573)
Total lines of credit	$ 1,133,652	$ 1,500,953	$ 456,995